Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2019
Concentrations of credit risk, description	Concentrations of credit risk have been provided for customers and suppliers who individually represent greater than 10% of the applicable measure during the periods stated.
Concentration risk, percentage	100.00%
Merger costs	$ 2,010
Right-of-use assets	1,129	$ 1,251		$ 1,500
Lease liabilities	1,186	1,186		$ 1,500
Asset retirement obligation, accretion expense	27	22
Other Liabilities [Member]
Asset retirement obligations	203	165
United Kingdom [Member]
Long-lived assets	9,383	9,733
SPAIN [Member]
Long-lived assets	10,615	10,246
Ireland [Member]
Long-lived assets	$ 6,004	$ 5,815
Two Supplier [Member] | Revenue [Member]
Concentration risk, percentage	32.00%	27.00%
Two Supplier [Member] | Accounts Payable [Member]
Concentration risk, percentage	45.00%	21.00%